Organization and Principal Activities (Details) - Schedule of Company’s Subsidiaries	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
NewGenivf Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Cayman Islands company ● Incorporated on 16 January, 2019
Ownership %	100.00%
Principal activity	Investment holding
FFPGS (HK) Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong company ● Incorporated on December 19, 2019	● A Hong Kong company ● Incorporated on December 19, 2019
Ownership %	100.00%	100.00%
Principal activity	Marketing and administrative services	Marketing and administrative services
Well Image Limited [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Hong Kong company ● Incorporated on July 11, 2008	● A Hong Kong company ● Incorporated on July 11, 2008
Ownership %	100.00%	100.00%
Principal activity	Investment holding	Investment holding
Med Holdings Limited (“Med Holdings”) (Note) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Thailand company ● Incorporated on January 21, 2015	● A Thailand company ● Incorporated on January 21, 2015
Ownership %	49.00% [1]	49.00% [2]
Principal activity	Investment holding	Investment holding
First Fertility PGS Center Limited (“FFC”) (Note) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Thailand company ● Incorporated on March 6, 2014	● A Thailand company ● Incorporated on March 6, 2014
Ownership %	74.00%	74.00%
Principal activity	Provision of IVF treatment	Provision of IVF treatment
First Fertility Phnom Penh Limited (“FFPP”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Cambodia company ● Incorporated on August 10, 2015	● A Cambodia company ● Incorporated on August 10, 2015
Ownership %	100.00%	100.00%
Principal activity	Provision of IVF treatment	Provision of IVF treatment
First Fertility Bishkek LLC (“FFB”) [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Background	● A Kyrgyzstan company ● Incorporated on October 11, 2019	● A Kyrgyzstan company ● Incorporated on October 11, 2019
Ownership %	100.00%	100.00%
Principal activity	Provision surrogacy and ancillary caring services	Provision surrogacy and ancillary caring services

[1]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.
[2]	Where less than 50% of the equity of an investee is held, the Company (through its subsidiaries) holds significantly more voting rights than any other vote holder or organized company of vote holders. An assessment has been made, taking into account all the factors relevant to the relationship with the investee, to ascertain control has been established and the investee should be consolidated as a subsidiary of the Company.